Annual Fund Operating Expenses - Guinness Atkinson Global Innovators Fund - Guinness Atkinson Global Innovators Fund - ETF Class	Jul. 24, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.79%	[2]

[1]	The Fund’s ETF Class Shares are new, so the “other expenses” are estimated based on actual expenses incurred by the Fund’s mutual fund shares.
[2]	The Adviser receives an annual management fee of 79 basis points, which is composed of an investment advisory fee and a fee for other services. The Fund’s “other expenses” are composed of Acquired Fund Fees and Expenses (if any), fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, investment-related costs and extraordinary expenses.